Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 329.5		$ 287.3	$ 198.4
Gain (loss) on investments	52.6		75.9	5.0
Investment expenses	(11.5)		(11.6)	(10.3)
Net investment income	318.0	[1]	275.7	188.1
Fixed income securities — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	161.5		115.7	95.6
Fixed income securities — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	88.2		98.9	57.0
Short-term investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	4.5		5.3	0.6
Short-term investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.1		0.3	0.1
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	45.3		39.9	6.6
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.0		0.2	0.3
Privately-held investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	1.2		0.1	0.0
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	34.9		44.7	24.3
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gain (loss) on investments	$ 6.2		$ 17.8	$ 13.9

[1]	Net investment income includes related party net investment income of $15.2 million (2023 — $19.6 million, 2022 — $3.1 million) and related party investment management fees of $9.2 million (2023 — $9.4 million, 2022 — $4.9 million).